Capital and Reserves (Details) - Schedule of issued share capital - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of issued share capital [Abstract]
Beginning balance	11,417,159	4,125,949
Common shares issued	2,225,971	933,135
Ending balance	13,643,130	5,059,084